Leases (Details) - Schedule of operating lease expenses - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Operating Lease Expenses [Abstract]
Fixed payments and variable payments that depend on an index or rate	$ 10,090,000	$ 8,951,000	$ 10,196,000
Total operating lease cost	$ 10,090,000	$ 8,951,000	$ 10,196,000